Jul. 31, 2017
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated July 3, 2018 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 31, 2017, as supplemented

Removal of Sub-Adviser

Effective immediately, Gracian Capital LLC (“Gracian”) no longer serves as a non-discretionary sub-adviser to the Fund. The Fund’s assets allocated to the Gracian strategy have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Gracian in the Fund’s Prospectus and Statement of Additional Information are hereby removed.